Taxes Other Than Income Taxes	12 Months Ended
Dec. 31, 2012
Taxes Other Than Income Taxes [Abstract]
Taxes Other Than Income Taxes

Note 8 – Taxes Other than Income Taxes

The following table provides the components of taxes other than income taxes:

	Years Ended December 31,
	2012	2011	2010

Property	$21,550	$16,618	$16,573
Capital Stock	3,196	3,559	3,458
Gross receipts, excise and franchise	10,060	9,408	9,450
Payroll	6,967	6,441	6,185
Other	5,631	5,423	4,481
Total taxes other than income	$47,404	$41,449	$40,147